Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Cash balance	$ 6,077		$ 6,077		$ 57,290	$ 411,711
Cash and cash equivalents held in trust account	28,376,781		28,376,781		28,508,214	81,039,102
Dividends earned	$ 368,183	$ 546,053	$ 740,810	$ 1,404,530	2,134,446
Cash balance					$ 57,290	411,711
Maturity date					180 days
Held in trust account					$ 28,508,214	81,039,102
Dividend income					$ 2,134,446
Dividends earned on cash and cash equivalents						$ 1,107,852